Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2022
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
0-3 months | Financial assets, class [member]
Financial instruments
Undiscounted cash flows, assets	£ 255,584	£ 206,578
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	177,757	144,832
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	(23)	130
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	2,141	2,572
0-3 months | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets	5,735
0-3 months | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets	65,760
0-3 months | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	3,924	2,771
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	290	96
0-3 months | Financial liabilities, class [member]
Financial instruments
Undiscounted cash flows, liabilities	498,580	456,887
0-3 months | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	13,292	6,690
0-3 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	473,123	437,830
0-3 months | Settlement balances liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,068	2,012
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(57)	280
0-3 months | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	6,967	6,720
0-3 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	66	96
0-3 months | Notes in circulation
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,047	3,218
0-3 months | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	74	41
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	120,591	121,929
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,055	3,150
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	118,536	118,779
3-12 months | Financial assets, class [member]
Financial instruments
Undiscounted cash flows, assets	52,717	50,157
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	(32)	345
3-12 months | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets	1,689
3-12 months | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets	43,144
3-12 months | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	7,576	4,507
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	340	267
3-12 months | Financial liabilities, class [member]
Financial instruments
Undiscounted cash flows, liabilities	16,888	20,289
3-12 months | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	421	1,445
3-12 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	5,440	11,389
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(31)	(371)
3-12 months | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	9,293	6,640
3-12 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,604	1,073
3-12 months | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	161	113
More than 1 year but less than 3 years | Financial assets, class [member]
Financial instruments
Undiscounted cash flows, assets	75,285	85,571
More than 1 year but less than 3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	72	28
More than 1 year but less than 3 years | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets	21
More than 1 year but less than 3 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets	63,979
More than 1 year but less than 3 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	10,467	8,391
More than 1 year but less than 3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	746	857
More than 1 year but less than 3 years | Financial liabilities, class [member]
Financial instruments
Undiscounted cash flows, liabilities	22,936	29,283
More than 1 year but less than 3 years | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	566	5,662
More than 1 year but less than 3 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,155	1,252
More than 1 year but less than 3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	561	586
More than 1 year but less than 3 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	16,953	18,833
More than 1 year but less than 3 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,481	2,690
More than 1 year but less than 3 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	220	260
More than 3 years but less than 5 years | Financial assets, class [member]
Financial instruments
Undiscounted cash flows, assets	53,624	63,774
More than 3 years but less than 5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	15	41
More than 3 years but less than 5 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets	45,057
More than 3 years but less than 5 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	8,048	7,835
More than 3 years but less than 5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	504	482
More than 3 years but less than 5 years | Financial liabilities, class [member]
Financial instruments
Undiscounted cash flows, liabilities	24,630	24,817
More than 3 years but less than 5 years | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	12,003	8,503
More than 3 years but less than 5 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	73	2
More than 3 years but less than 5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	155	306
More than 3 years but less than 5 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	10,062	13,906
More than 3 years but less than 5 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,170	1,897
More than 3 years but less than 5 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	167	203
5-10 years | Financial assets, class [member]
Financial instruments
Undiscounted cash flows, assets	81,202	91,249
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	10	(44)
5-10 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets	73,044
5-10 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	7,444	5,706
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	704	549
5-10 years | Financial liabilities, class [member]
Financial instruments
Undiscounted cash flows, liabilities	9,534	9,439
5-10 years | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		89
5-10 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4	14
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(152)	116
5-10 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,905	7,361
5-10 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,496	1,541
5-10 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	281	318
10-20 years | Financial assets, class [member]
Financial instruments
Undiscounted cash flows, assets	96,032	102,948
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	17	43
10-20 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets	90,115
10-20 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	5,523	2,524
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	377	296
10-20 years | Financial liabilities, class [member]
Financial instruments
Undiscounted cash flows, liabilities	927	981
10-20 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	19	20
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(198)	85
10-20 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	292	294
10-20 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	563	328
10-20 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	251	254
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Financial instruments
Financial Liabilities	165,300	146,700
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial instruments
Financial Assets	£ 165,600	145,800
Financial assets at amortised cost | 0-3 months | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets		5,254
Financial assets at amortised cost | 0-3 months | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets		50,923
Financial assets at amortised cost | 3-12 months | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets		1,621
Financial assets at amortised cost | 3-12 months | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets		43,417
Financial assets at amortised cost | More than 1 year but less than 3 years | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets		17
Financial assets at amortised cost | More than 1 year but less than 3 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets		76,278
Financial assets at amortised cost | More than 3 years but less than 5 years | Loans and advances to banks [Member]
Financial instruments
Undiscounted cash flows, assets		288
Financial assets at amortised cost | More than 3 years but less than 5 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets		55,128
Financial assets at amortised cost | 5-10 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets		85,038
Financial assets at amortised cost | 10-20 years | Loans and advances to customers [Member]
Financial instruments
Undiscounted cash flows, assets		£ 100,085